RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Management fees	$ 54,000	$ 37,500	$ 108,000	$ 75,000
Professional fees	92,766	52,514	153,726	83,319
Due to related parties	0		0		$ 0
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Professional fees				60,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Management fees	54,000	37,500	108,000	75,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Professional fees	32,100	30,000	64,200
Chief technology officer [member]
IfrsStatementLineItems [Line Items]
Consulting fees	$ 54,000	$ 37,500	$ 108,000	$ 75,000